Trade and Other Payables (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2018		Dec. 31, 2017
Trade and other current payables [abstract]
Open accounts	[1]	₪ 862		₪ 1,041
Checks payable		21		21
Trade payables		883		1,062
Trade payables consisting of related parties		2		31
Other payables including derivatives:
Liabilities to employees and other liabilities for salaries		352		355
Advance payment for Sakia property (see Note 13)		155
Institutions		82		87
Accrued interest		47		53
Deferred income		103		90
Derivatives		43		54
Other payables		37		18
Total other payables including derivatives		819		657
Trade and other payables		₪ 1,702	[2]	₪ 1,719

[1]	Of which, the carrying amount of trade payables that are related parties as at December 31, 2018 amounts to NIS 2 (as at December 31, 2017 - NIS 31).
[2]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.